Schedule of Financial Assets and Liabilities Measures at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash equivalents – money market funds			$ 12,174
Convertible note receivable		2,072	2,514
Total fair value assets		2,072	14,688
Liabilities:
Acquisition-related contingent consideration obligations	1,606	1,606	105,945
Contingent stock consideration	27	27	186
Short-term debt - Yorkville	3,695	17,223	37,603
Warrant liability - July 2023 Registered Direct Warrants	1,748	1,529
Warrant liability - April 2023 Registered Direct Warrants	1,670	1,487
Warrant liability - May 2022 PIPE Warrants	809	708	1,402
Warrant liability - Sponsor Warrants	32	60	1,190
Warrant liability - Public Warrants	144	575	1,006
Total fair value liabilities	9,731	23,215	147,332
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash equivalents – money market funds			12,174
Convertible note receivable
Total fair value assets			12,174
Liabilities:
Acquisition-related contingent consideration obligations
Contingent stock consideration
Short-term debt - Yorkville
Warrant liability - July 2023 Registered Direct Warrants
Warrant liability - April 2023 Registered Direct Warrants
Warrant liability - May 2022 PIPE Warrants
Warrant liability - Sponsor Warrants
Warrant liability - Public Warrants	144	575	1,006
Total fair value liabilities	144	575	1,006
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash equivalents – money market funds
Convertible note receivable
Total fair value assets
Liabilities:
Acquisition-related contingent consideration obligations
Contingent stock consideration
Short-term debt - Yorkville
Warrant liability - July 2023 Registered Direct Warrants
Warrant liability - April 2023 Registered Direct Warrants
Warrant liability - May 2022 PIPE Warrants
Warrant liability - Sponsor Warrants
Warrant liability - Public Warrants
Total fair value liabilities
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash equivalents – money market funds
Convertible note receivable		2,072	2,514
Total fair value assets		2,072	2,514
Liabilities:
Acquisition-related contingent consideration obligations	1,606	1,606	105,945
Contingent stock consideration	27	27	186
Short-term debt - Yorkville	3,695	17,223	37,603
Warrant liability - July 2023 Registered Direct Warrants	1,748	1,529
Warrant liability - April 2023 Registered Direct Warrants	1,670	1,487
Warrant liability - May 2022 PIPE Warrants	809	708	1,402
Warrant liability - Sponsor Warrants	32	60	1,190
Warrant liability - Public Warrants
Total fair value liabilities	$ 9,587	$ 22,640	$ 146,326